Pzena International Value ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Canada - 1.7%
Magna International, Inc.	2,835	$ 183,595

Denmark - 2.2%
Danske Bank A/S	4,380	230,629

Finland - 1.2%
Nokia Oyj - ADR	8,613	127,817

France - 18.5%
Accor S.A.	2,250	123,425
Amundi S.A. (a)	1,275	124,847
Arkema S.A.	2,490	176,874
LVMH Moet Hennessy Louis Vuitton SE	301	166,081
Michelin SCA	8,160	299,906
Publicis Groupe S.A.	2,970	290,093
Rexel S.A.	5,580	239,578
Sanofi	2,880	252,916
Teleperformance SE	4,065	298,899
		1,972,619

Germany - 11.4%
BASF SE	4,785	283,638
Bayer AG	3,615	154,030
Continental AG	1,545	128,597
Daimler Truck Holding AG	5,775	283,920
Evonik Industries AG	8,985	176,170
Fresenius Medical Care AG & Co. KGaA	4,215	182,840
		1,209,195

Hong Kong - 2.1%
Galaxy Entertainment Group, Ltd.	54,994	219,782

Ireland - 5.1%
Accenture PLC - Class A	1,125	210,454
Bank of Ireland Group PLC	11,775	239,458
Medtronic PLC	1,230	90,786
		540,698

Italy - 1.1%
Enel S.p.A.	10,020	112,490

Japan - 22.9%
Bridgestone Corp.	4,500	97,281
Daikin Industries, Ltd.	1,500	219,304
FUJIFILM Holdings Corp.	8,800	183,553
Fukuoka Financial Group, Inc.	1,500	61,746
Komatsu, Ltd.	1,500	61,944
Kubota Corp.	13,600	242,685
Minebea Mitsumi, Inc.	12,000	343,729
Murata Manufacturing Co., Ltd.	5,800	350,517
Resona Holdings, Inc.	9,000	115,251

Sumitomo Mitsui Financial Group, Inc.	1,500		54,805
Suntory Beverage & Food, Ltd.	9,000		244,630
Takeda Pharmaceutical Co., Ltd.	3,000		96,405
TDK Corp.	12,000		309,522
Toray Industries, Inc.	7,500		56,133
			2,437,505

Luxembourg - 0.6%
ArcelorMittal S.A.	960		66,423

Netherlands - 6.2%
ING Groep N.V.	8,355		260,199
Koninklijke Philips N.V.	3,915		104,435
Magnum Ice Cream Co. N.V. (b)	10,905		176,751
Randstad N.V.	3,915		120,280
			661,665

Norway - 2.2%
Equinor ASA	6,600		239,190

Singapore - 1.8%
Oversea-Chinese Banking Corp., Ltd.	10,300		188,850

Switzerland - 6.4%
Julius Baer Group, Ltd.	2,910		238,676
Roche Holding AG	405		170,862
UBS Group AG	5,655		268,351
			677,889

United Kingdom - 12.7%
Barclays PLC	9,780		60,315
GSK PLC	7,845		198,777
HSBC Holdings PLC	13,305		249,702
J Sainsbury PLC	35,925		143,350
Reckitt Benckiser Group PLC	4,430		273,892
Shell PLC	4,695		197,008
Standard Chartered PLC	2,385		64,028
Tesco PLC	8,340		48,317
United Utilities Group PLC	6,240		112,941
			1,348,330
TOTAL COMMON STOCKS (Cost $9,658,053)			10,216,677

PREFERRED STOCKS - 1.3%
Germany - 1.3%
Dr. Ing hc F Porsche AG, 3.14%	2,490		136,184
TOTAL PREFERRED STOCKS (Cost $125,815)			136,184

TOTAL INVESTMENTS - 97.4% (Cost $9,783,868)			10,352,861
Other Assets in Excess of Liabilities - 2.6%		0.02626	279,240
TOTAL NET ASSETS - 100.0%			$ 10,632,101

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $124,847 or 1.2% of the Fund’s net assets.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pzena International Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 10,216,677	$ –	$ –	$ 10,216,677
Preferred Stocks	136,184	–	–	136,184
Total Investments	$ 10,352,861	$ –	$ –	$ 10,352,861